Leases (Details) - Schedule of right-of-use assets - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [Member]
Cost:
Balance at beginning	₪ 7,827
Additions during the year:
New leases
Balance at ending	7,827	₪ 7,827
Accumulated depreciation:
Balance at beginning	1,648	824
Additions during the year:
Depreciation and amortization	824	824
Balance at ending	2,472	1,648
Depreciated cost	5,355	6,179
Cost:
Balance at beginning and ending		7,827
Motor vehicles [Member]
Cost:
Balance at beginning	257
Additions during the year:
New leases	279
Balance at ending	536	257
Accumulated depreciation:
Balance at beginning	230	124
Additions during the year:
Depreciation and amortization	73	106
Balance at ending	303	230
Depreciated cost	233	27
Cost:
Balance at beginning and ending		257
Total [Member]
Cost:
Balance at beginning	8,084
Additions during the year:
New leases	279
Balance at ending	8,363	8,084
Accumulated depreciation:
Balance at beginning	1,878	948
Additions during the year:
Depreciation and amortization	897	930
Balance at ending	2,775	1,878
Depreciated cost	₪ 5,588	6,206
Cost:
Balance at beginning and ending		₪ 8,084